Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Information [Text Block]
KAISER ALUMINUM CORPORATION AND SUBSIDIARY COMPANIES
QUARTERLY FINANCIAL DATA (Unaudited)
(in millions of dollars, except share and per share amounts and as otherwise indicated)

The following tables present the unaudited financial data for each of the interim periods in 2011 and 2010. Subsequent to the issuance of the unaudited consolidated financial statements for the quarter ended September 30, 2011, the Company identified errors in the accuracy and completeness of the data previously provided by the Union VEBA. The Company determined that it had omitted certain deferred retirees from the Union VEBA's participant population and misinterpreted the benefit election of certain participants for the years ended December 31, 2009 and December 31, 2010. As a result of these errors, the previously presented unaudited consolidated quarterly financial statements for the interim periods in 2011 each contained a $0.7 overstatement of Operating income, a $0.4 overstatement of Net income and a $0.02 overstatement of Net income per share - basic and diluted, and the unaudited consolidated quarterly financial statements for the interim periods in 2010 each contained a $0.8 overstatement of Operating income, a $0.5 overstatement of Net income and a $0.03 overstatement of Net income per share - basic and diluted. The tables below reflect the unaudited restated amounts for each of the interim periods in 2011 and 2010 except for the quarter ended December 31, 2011. Management believes the effects of these errors are not material to any of its previously issued consolidated financial statements.

The restated financial information for each of the 2011 interim periods will also be reflected in the Company's Quarterly Report on Form 10-Q for corresponding interim periods ending in 2012, when such report is filed with the SEC.

	Quarter Ended 31-Mar	Quarter Ended 30-Jun	Quarter Ended 30-Sep	Quarter Ended 31-Dec
2011
Net sales	$322.6	$338.8	$322.3	$317.6
Cost of products sold, excluding depreciation, amortization and other items	280.9	300.0	297.7	280.3
Restructuring costs and other (benefits) charges	—	—	(0.3)	—
Gross Profit	41.7	38.8	24.9	37.3
Operating income	19.8	14.7	4.9	15.6
Net income	$10.8	$4.1	$4.1	$6.1
Earnings per common share, Basic:
Net income per share	$0.57	$0.22	$0.21	$0.33
Earnings per common share, Diluted:
Net income per share	$0.57	$0.22	$0.21	$0.33
Common stock market price:
High	$52.77	$54.62	$56.30	$49.46
Low	$45.88	$46.37	$43.71	$40.26

	Quarter Ended 31-Mar	Quarter Ended 30-Jun	Quarter Ended 30-Sep	Quarter Ended 31-Dec
2010
Net sales	$267.5	$282.4	$263.4	$265.8
Cost of products sold, excluding depreciation, amortization and other items	232.0	255.9	229.3	229.6
Restructuring costs and other (benefits) charges	(0.6)	0.1	(0.4)	0.6
Gross Profit	36.1	26.4	34.5	35.6
Operating income	14.0	3.2	12.3	11.6
Net income (loss)	$8.3	$(0.4)	$5.0	$(0.9)
Earnings per common share, Basic:
Net income (loss) per share	$0.41	$(0.02)	$0.26	$(0.05)
Earnings per common share, Diluted:
Net income (loss) per share	$0.41	$(0.02)	$0.26	$(0.05)
Common stock market price:
High	$44.40	$41.63	$43.23	$52.00
Low	$32.83	$32.91	$33.90	$42.07